PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2024
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Plant and equipment	Right-of-use assets	Total
	US$	US$	US$
2024
Carrying amount at July 1, 2023	2,822,765	1,167,018	3,989,783
Additions	5,745,871	939,196	6,685,067
Disposals	(2,056,437)	-	(2,056,437)
Impairment	(198,750)	-	(198,750)
Depreciation	(124,752)	(521,099)	(645,851)
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
- at cost	6,508,437	2,483,072	8,991,509
- accumulated depreciation and impairment	(319,740)	(897,957)	(1,217,697)

2023
Carrying amount at July 1, 2022	922,118	465,868	1,387,986
Additions	2,077,794	950,537	3,028,331
Depreciation	(177,147)	(249,387)	(426,534)
Carrying amount at June 30, 2023	2,822,765	1,167,018	3,989,783
- at cost	3,034,599	1,543,876	4,578,475
- accumulated depreciation and impairment	(211,834)	(376,858)	(588,692)